Commitments And Contingencies	12 Months Ended
Mar. 31, 2012
Commitments And Contingencies

24.    Commitments and Contingencies

KONAMI is subject to pending claims and litigation. After review and consultation with counsel, management considered that any liability that may result from the disposition of such lawsuits would not be material.

KONAMI has placed firm orders for purchases of property and equipment and other assets amounting to approximately ¥1,326 million ($16,133 thousand) as of March 31, 2012.